Cover	Jan. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2026
Entity File Number	001-36754
Entity Registrant Name	EVOFEM BIOSCIENCES, INC.
Entity Central Index Key	0001618835
Entity Tax Identification Number	20-8527075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7770 Regents Road
Entity Address, Address Line Two	Suite 113-618
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(858)
Local Phone Number	550-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false